EQUITY - AOCI Rollforward (Details) - USD ($) $ in Millions	3 Months Ended				12 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accumulated Other Comprehensive Income (Loss) (net of tax)
Balance at the beginning of the period	$ 2,711	$ 2,767	$ 4,902	$ 4,985	$ 4,985	$ 5,994	$ 6,358
Net transfers from Parent			402	498		872	598
Other comprehensive income (loss), net of tax	(264)	54	21	(86)	292	125	(28)
Balance at the end of the period	2,211	2,711	4,932	4,902	2,767	4,985	5,994
Accumulated Other Comprehensive Income (Loss)
Accumulated Other Comprehensive Income (Loss) (net of tax)
Balance at the beginning of the period	(1,089)	(1,143)	(1,182)	(1,096)	(1,096)	(1,221)	(1,193)
Net transfers from Parent					(339)
Other comprehensive income (loss), net of tax	(264)	54	21	(86)	292	125	(28)
Balance at the end of the period	(1,353)	(1,089)	(1,161)	(1,182)	(1,143)	(1,096)	(1,221)
Unrealized Gains (Losses) on Cash Flow Hedges
Accumulated Other Comprehensive Income (Loss) (net of tax)
Balance at the beginning of the period	3	3
Other comprehensive income (loss), net of tax	(4)				3
Balance at the end of the period	(1)	3			3
Foreign Currency Translation Adjustments
Accumulated Other Comprehensive Income (Loss) (net of tax)
Balance at the beginning of the period	(735)	(684)	(974)	(878)	(878)	(1,007)	(1,019)
Other comprehensive income (loss), net of tax	(267)	(51)	17	(96)	194	129	11
Balance at the end of the period	(1,002)	(735)	(957)	(974)	(684)	(878)	(1,007)
Net Change Retirement-Related Benefit Plans
Accumulated Other Comprehensive Income (Loss) (net of tax)
Balance at the beginning of the period	(357)	(462)	(208)	(218)	(218)	(214)	(175)
Net transfers from Parent					(339)
Other comprehensive income (loss), net of tax	7	105	4	10	94	(4)	(39)
Balance at the end of the period	$ (350)	$ (357)	$ (204)	$ (208)	$ (462)	$ (218)	$ (214)